Incorporated herein by reference is a supplement to the prospectus of MFS Total Return Series, a series of MFS Variable Insurance Trust (File No. 033-74668), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 28, 2014 (SEC Accession No. 0001104659-14-083828).